Commitments and Contingencies - Schedule of Future Minimum Commitments (Details) (10-K)	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 129,100
2021	90,100
2022	65,400
2023	64,700
2024	16,300
Total	$ 365,600